Trade and Other Receivables	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables	Trade and Other Receivables

	2024 £’000	2023 £’000 (Restated) (1)
Trade receivables	£149,855	£143,336
Prepayments	11,499	11,055
Accrued income	14,194	13,160
Research and development tax credit	4,884	3,013
Grant receivable	4,892	2,877
Other receivables	8,349	6,109
Total trade and other receivables	£193,673	£179,550
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).
Trade receivables are non-interest-bearing and are generally on 30 to 90 day terms depending on the geographical territory in which sales are generated. The carrying value of trade and other receivables also represents their fair value.
Trade receivables are disclosed net of expected credit loss allowance for doubtful debts, as shown below. Credit loss rates have been established for trade receivables and accrued income based on historic loss rates. In addition, certain balances (where there was objective evidence of credit impairment linked to the ageing of the debtor balance and an analysis of the debtors’ current financial position) have been provided for on an individual basis.
Trade receivables and accrued income represent client contract assets. Other than the expected credit loss allowance discussed above, and business-as-usual movements there were no significant changes in contract assets during the year.
Of the £14.2 million accrued income balance as of 30 June 2024, £0.2 million arises from acquired companies during the reporting period (£1.2 million as of 30 June 2023). Accrued income is converted into trade receivables on invoicing clients for the work performed.
The total research and development tax credit receivable as of 30 June 2024 is £11.1 million, out of which £6.2 million is receivable in a period of over one year from the balance sheet date and presented under non-current financial assets and other receivables. HMRC are inquiring into the RDEC claim in respect of the year ended 30 June 2022 with the possibility to extend to all open periods as set out in note 30. The Finance Act 2024 (FA24), enacted in March 2024, introduced changes to the RDEC program, effective for accounting periods beginning on or after 1 April 2024, altering the criteria for R&D reliefs and eligible costs.
The total prepayments as of 30 June 2024 are £14.7 million, out of which £3.2 million are to be realised in a period of over one year from the balance sheet date and presented under non-current financial assets and other receivables.
The following table presents the trade receivables and accrued income ageing intervals and the allocation of the expected credit loss allowance as of 30 June 2024 and 30 June 2023:

	2024 £’000		2023 £’000 (Restated) (1)
	Trade receivables and accrued income - gross	Expected credit loss allowance	Trade receivables and accrued income - gross	Expected credit loss allowance
Current	137,482	(66)	136,229	(248)
1 - 30 days overdue	11,759	(1)	8,032	(147)
31 - 60 days overdue	9,045	(126)	6,532	(104)
61 - 90 days overdue	2,605	(87)	2,447	(71)
Over 90 days overdue	6,222	(2,784)	7,750	(3,924)
Total	167,113	(3,064)	160,990	(4,494)

The gross and net amounts of trade receivables and accrued income were as follows:

	2024 £’000	2023 £’000 (Restated) (1)
Trade receivables - gross	£152,919	£147,830
Expected credit loss allowance	(3,064)	(4,494)
Trade receivables - net	£149,855	£143,336
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).

	2024 £’000	2023 £’000
Accrued income - gross	£14,194	£13,160
Expected credit loss allowance	—	—
Accrued income - net	£14,194	£13,160
Movements in the expected credit loss allowance were as follows:

	2024 £’000	2023 £’000
As at 1 July	£4,494	£4,023
Provided in the year	2,570	6,181
Released in the year	(2,228)	(5,249)
Utilised in the year	(1,665)	(301)
Effect of foreign exchange translations	(107)	(160)
As at 30 June	£3,064	£4,494